Label	Element	Value
Core Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT DATED MARCH 20, 2023 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022 FOR CLASS D, CLASS I and CLASS P SHARES Disclosure Changes to the Fund Summaries section
Risk/Return [Heading]	rr_RiskReturnHeading	Core Income Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio – Effective as of the closing of the Acquisition, the second paragraph in the Performance section for each of the Funds will be deleted and replaced with the following:

Aristotle Pacific Capital, LLC began managing the Fund in the second quarter of 2023. Other firms managed the Fund before that date.